Dividends (Tables)	12 Months Ended
Dec. 31, 2014
Dividends [Abstract]
Dividends
Following is a summary of our shareholder dividends, both variable and special, that were paid in the last three years:

(millions, except per share amounts)			Amount
Dividend Type	Declared	Paid	Per Share	Total[1]
Annual – Variable	December 2014	February 2015	$0.6862	$404.1
Annual – Variable	December 2013	February 2014	0.4929	293.9
Special	December 2013	February 2014	1.0000	596.3
Annual – Variable	December 2012	February 2013	0.2845	172.0
Special	October 2012	November 2012	1.0000	604.7

[1] Based on shares outstanding as of the record date.